13F-HR/A

6/30/03

0001103804
$o6ykotk

NONE
1

Carl Casler
212-672-7039

ccasler@vikingglobal.com

13F-A
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
                New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  June 30, 2003

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total: 1,602,867

Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN	OTHER MANAGERS	SOLE		NONE

D	Abgenix Inc	COMMON STOCK	00339B107	6209	594200	SH		SOLE		594200
D	Alcatel ADRs	ADRS STOCKS	013904305	14490	1619000	SH		SOLE		1619000
D	Altria Group Inc.	COMMON STOCK	02209S103	9964	219300	SH		SOLE		219300
D	AMC Entertainment Inc.	COMMON STOCK	001669100	2437	213100	SH		SOLE		213100
D	Argosy Gaming Company	COMMON STOCK	040228108	1685	80600	SH		SOLE		80600
D	ASML Holding NV ADR	ADRS STOCKS	N07059111	7445	778000	SH		SOLE		778000
D	Astoria Financial Corp.	COMMON STOCK	046265104	18486	661900	SH		SOLE		661900
D	Bank of America Corp.	COMMON STOCK	060505104	55423	701300	SH		SOLE		701300
D	Berkshire Hathaway Inc - Cl A	COMMON STOCK	084670108	102732	1417	SH		SOLE		1417
D	Biomarin Pharmaceutical Inc	COMMON STOCK	09061G101	1708	175000	SH		SOLE		175000
D	Biosite Inc	COMMON STOCK	090945106	7838	162700	SH		SOLE		162700
D	Bristol-Myers Squibb Co.	COMMON STOCK	110122108	43437	1599900	SH		SOLE		1599900
D	Carmax Inc.	COMMON STOCK	143130102	46363	1537764	SH		SOLE		1537764
D	CDW Computer Centers Inc.	COMMON STOCK	12512N105	44366	968500	SH		SOLE		968500
D	Choicepoint Inc	COMMON STOCK	170388102	1574	45600	SH		SOLE		45600
D	Ciena Corp.	COMMON STOCK	171779101	11099	2147000	SH		SOLE		2147000
D	Clear Channel Communications	COMMON STOCK	184502102	5781	136400	SH		SOLE		136400
D	Concord EFS Inc	COMMON STOCK	206197105	11254	764600	SH		SOLE		764600
D	Connetics Corp	COMMON STOCK	208192104	3670	244700	SH		SOLE		244700
D	Cree Inc	COMMON STOCK	225447101	5908	363600	SH		SOLE		363600
D	Cubist Pharmaceuticals Inc	COMMON STOCK	229678107	2754	255000	SH		SOLE		255000
D	Dell Computer Corp.	COMMON STOCK	24702R101	25105	788500	SH		SOLE		788500
D	Dollar General	COMMON STOCK	256669102	13859	759000	SH		SOLE		759000
D	Dollar Tree Stores Inc	COMMON STOCK	256747106	1150	36200	SH		SOLE		36200
D	Drugstore.com Inc	COMMON STOCK	262241102	666	114100	SH		SOLE		114100
D	Ebay Inc.	COMMON STOCK	278642103	92695	891300	SH		SOLE		891300
D	Everest Re Group	COMMON STOCK	G3223R108	30722	401600	SH		SOLE		401600
D	Federated Department Stores	COMMON STOCK	31410H101	7443	202000	SH		SOLE		202000
D	Freddie Mac	COMMON STOCK	313400301	44464	875800	SH		SOLE		875800
D	Genelabs Technologies	COMMON STOCK	368706107	150	100000	SH		SOLE		100000
D	Goldman Sachs Group Inc.	COMMON STOCK	38141G104	13923	166250	SH		SOLE		166250
D	Hartford Financial Services	COMMON STOCK	416515104	17681	351100	SH		SOLE		351100
D	Hasbro Inc	COMMON STOCK	418056107	11155	637800	SH		SOLE		637800
D	Human Genome Sciences Inc.	COMMON STOCK	444903108	10575	836000	SH		SOLE		836000
D	Int'l Game Technology	COMMON STOCK	459902102	27874	272400	SH		SOLE		272400
D	Intel Corp	COMMON STOCK	458140100	18604	894000	SH		SOLE		894000
D	INTL Speedway Corp.- CL A	COMMON STOCK	460335201	1975	50000	SH		SOLE		50000
D	Isis Pharmaceuticals Inc.	COMMON STOCK	464330109	1602	300000	SH		SOLE		300000
D	John Hancock Financial Services	COMMON STOCK	41014S106	70190	2284100	SH		SOLE		2284100
D	Knight - Ridder Inc	COMMON STOCK	499040103	17508	254000	SH		SOLE		254000
D	Kraft Foods Inc-A	COMMON STOCK	50075N104	23045	708000	SH		SOLE		708000
D	Lexmark International Inc.	COMMON STOCK	529771107	107831	1523690	SH		SOLE		1523690
D	Liberty Media Corp - A	COMMON STOCK	530718105	42965	3716720	SH		SOLE		3716720
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	12789	473700	SH		SOLE		473700
D	Mandalay Resort Group	COMMON STOCK	562567107	31850	1000000	SH		SOLE		1000000
D	Metro-Goldwyn-Mayer Inc	COMMON STOCK	591610100	12211	983200	SH		SOLE		983200
D	MGIC InvestmentCorp.	COMMON STOCK	552848103	317	6800	SH		SOLE		6800
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	29377	1867600	SH		SOLE		1867600
D	Mohawk Industries Inc	COMMON STOCK	608190104	3609	65000	SH		SOLE		65000
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	34152	798900	SH		SOLE		798900
D	Nexmed Inc	COMMON STOCK	652903105	898	215400	SH		SOLE		215400
D	Nokia  Corp - Spon ADR	ADRS STOCKS	654902204	22837	1390000	SH		SOLE		1390000
D	Norsk Hydro ADR	ADRS STOCKS	656531605	3686	75000	SH		SOLE		75000
D	Outback Steakhouse Inc	COMMON STOCK	689899102	8993	230600	SH		SOLE		230600
D	Palm Inc.	COMMON STOCK	696642206	817	50899	SH		SOLE		50899
D	Performance Food Group Co	COMMON STOCK	713755106	1128	30500	SH		SOLE		30500
D	Pfizer Inc.	COMMON STOCK	717081103	123827	3626000	SH		SOLE		3626000
D	Regal Entertainment Group	COMMON STOCK	758766109	25572	1084500	SH		SOLE		1084500
D	SBC Communications	COMMON STOCK	78387G103	45990	1800000	SH		SOLE		1800000
D	Shire Pharmaceuticals - ADR	ADRS STOCKS	82481R106	7317	370500	SH		SOLE		370500
D	Synopsys Inc	COMMON STOCK	871607107	36191	584400	SH		SOLE		584400
D	Tech Data Corp.	COMMON STOCK	878237106	11128	416000	SH		SOLE		416000
D	Tyco International LTD	COMMON STOCK	902124106	1897	100000	SH		SOLE		100000
D	UNIONBANCAL CORP	COMMON STOCK	908906100	1030	24900	SH		SOLE		24900
D	UST Inc.	COMMON STOCK	902911106	5016	143200	SH		SOLE		143200
D	Vaxgen Inc	COMMON STOCK	922390208	1346	260000	SH		SOLE		260000
D	Vertex Pharmaceuticals Inc	COMMON STOCK	92532F100	14194	970200	SH		SOLE		970200
D	Vicuron Pharmaceuticals Inc	COMMON STOCK	926471103	582	41000	SH		SOLE		41000
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	11188	569400	SH		SOLE		569400
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	23269	1038800	SH		SOLE		1038800
D	Wells Fargo Company	COMMON STOCK	949746101	4087	81100	SH		SOLE		81100
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	133430	4339200	SH		SOLE		4339200
D	Zimmer Holdings Inc	COMMON STOCK	98956P102	8334	185000	SH		SOLE		185000




S REPORT SUMMARY 73 DATA RECORDS 1,602,867
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.